UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment:    ; Amendment Number:
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:


Crystal Smolinski             San Francisco, CA        April 29, 2008


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total:      150,470 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER          TITLE CUSIP       VALUE   SHARES      SH  PUT/   INV.  OTHE   VOTING AUTH
                        OF                X1000               /P  CALL   DISC  R
                        CLASS                                 RN         .     MGR
                                                                                     SOLE

Abbott Labs             comm  002824100   203     3676        SH         Sole        3676
Alliancebernstein Hldg  comm  011881G106  312     4915        SH         Sole        4915
American Tower Corp     comm  029912201   8573    218654      SH         Sole        218654
Amgen Incorporated      comm  031162100   1880    45000       SH         Sole        45000
Arch Capital            comm  G0450A105   13835   201477      SH         Sole        201477
Bank of America         comm  060505104   206     5436        SH         Sole        5436
Berkshire Hathaway B    comm  84670207    6933    1550        SH         Sole        1550
Blackrock Cal Ins Muni  comm  09247G108   222     14700       SH         Sole        14700
Burlington Northern     comm  12189T104   10132   109865      SH         Sole        109865
Santa Fe
CapitalSource Inc       comm  14055X102   4995    516539      SH         Sole        516539
Chesapeake Energy       comm  165167107   3059    66273       SH         Sole        66273
Corp.
ChevronTexaco Corp      comm  166764100   409     4794        SH         Sole        4794
Cisco Systems Inc.      comm  17245R102   9497    394216      SH         Sole        394216
Comcast Corp Class A    comm  20030N101   7312    378075      SH         Sole        378075
ConocoPhillips          comm  20825C104   806     10575       SH         Sole        10575
DCP Midstream Partners  comm  23311P100   951     32800       SH         Sole        32800
DST Systems             comm  233326107   3193    48570       SH         Sole        48570
DTS Inc                 comm  23335C101   2998    124913      SH         Sole        124913
Enterprise Prod         comm  293792107   490     16500       SH         Sole        16500
Partners LP
Exxon Mobil Corp        comm  30231G102   1723    20374       SH         Sole        20374
Fiduciary Claymore MLP  comm  31647Q106   1697    80964       SH         Sole        80964
OPPty
Gastar Exploration Ltd  comm  367299104   130     99700       SH         Sole        99700
General Electric        comm  369604103   15408   416329      SH         Sole        416329
Goldman Sachs           comm  38141G104   698     4223        SH         Sole        4223
Gunther International   comm  403203102   3       10000       SH         Sole        10000
LTD
International Business  comm  459200101   326     2832        SH         Sole        2832
Machines
Int'l Speedway CL A     comm  460335201   3449    83712                              83712
Johnson & Johnson       comm  478160104   1160    17876       SH         Sole        17876
Common
Knology Inc             comm  499183804   6237    481613      SH         Sole        481613
Kraft Foods Inc         comm  50075N104   5987    193077      SH         Sole        193077
Microsoft Inc           comm  594918104   9417    331816      SH         Sole        331816
Pepsico Inc             comm  713448108   558     7725        SH         Sole        7725
Procter & Gamble Co     comm  742718109   717     10238       SH         Sole        10238
Schlumberger            comm  806857108   439     5050        SH         Sole        5050
Southern Union Co       comm  844030106   6256    268860      SH         Sole        268860
SunCor                  comm  8672291066  2547    26439       SH         Sole        26439
Town Sports             comm  89214A102   2621    408835      SH         Sole        408835
International Holding
United Technologies     comm  913017109   270     3923        SH         Sole        3923
Corp
Weatherford             comm  G95089101   4303    59376       SH         Sole        59376
International
Wells Fargo & Co. Inc.  comm  949746101   524     17996       SH         Sole        17996
Cl A New
White Mountains         comm  GN618E107   7854    16363       SH         Sole        16363
Insurance
William Partners LTD    comm  46950F104   1276    40500       SH         Sole        40500
Williams Companies      comm  969457100   864     26200       SH         Sole        26200



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